EQUITY - Common Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 29, 2024	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Common stock, par value (in dollars per share)		$ 0
Common stock, shares issued		502,440,336	497,970,524
Common shares held in trust		710,831	671,083
Shares repurchase program, authorized amount	$ 500,000
Maximum percentage of shares to be purchased under the plan	5.00%
Share repurchases		$ 119,887	$ 4,775
Average price per share		$ 68.54	$ 47.74
Book value of shares repurchased and cancelled		64,900,000	3,600,000
Common Shares Outstanding
EQUITY
Shares repurchased and cancelled		(1,749,086)	(100,000)
Share repurchases		$ 64,898	$ 3,569
Contributed Surplus
EQUITY
Share repurchases		22,074	$ 1,206
Contributed surplus and retained earnings
EQUITY
Share repurchases		$ 55,000